Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30,	December 31,
	2026	2025
Cash at bank and on hand	767,328	1,638,612
Total cash and cash equivalents	767,328	1,638,612

Schedule of cash and cash equivalents by currency

	June 30,	December 31,
	2026	2025
CHF	23.05%	88.80%
USD	65.09%	4.09%
EUR	8.75%	4.45%
GBP	3.10%	2.67%
Total	100.00%	100.00%